Segment and Geographic Information - Reconciliation to IFRS Earnings Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Segment income	$ 127.9	$ 149.3	$ 106.3
Reconciling items:
Employee SBC expense	25.8	34.1	33.4
Amortization of intangible assets (excluding computer software)	25.6	29.6	15.4
Other Charges (Recoveries) (note 16)	23.5	(49.9)	61.0
Earnings before income taxes	$ 90.2	$ 99.8	$ 81.9
ATS
Disclosure of operating segments [line items]
Segment margin (as a percentage)	3.30%	2.80%	4.60%
CCS
Disclosure of operating segments [line items]
Segment margin (as a percentage)	3.50%	2.60%	2.50%
Operating segments
Disclosure of operating segments [line items]
Segment income	$ 199.0	$ 158.1	$ 213.9
Operating segments | ATS
Disclosure of operating segments [line items]
Segment income	69.7	64.2	102.5
Operating segments | CCS
Disclosure of operating segments [line items]
Segment income	129.3	93.9	111.4
Reconciling items
Reconciling items:
Finance costs	37.7	49.5	24.4
Employee SBC expense	25.8	34.1	33.4
Other Charges (Recoveries) (note 16)	23.5	(49.9)	61.0
Inventory fair value adjustment (note 3)	0.0	0.0	1.6
Reconciling items | Intangible assets, excluding computer software
Reconciling items:
Amortization of intangible assets (excluding computer software)	$ 21.8	$ 24.6	$ 11.6